Rental Income under Operating Leases (Property Available for Lease) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Land [Member]
Operating Leased Assets [Line Items]
Total property and equipment	$ 141,490	$ 140,601
Building and Building Improvements [Member]
Operating Leased Assets [Line Items]
Total property and equipment	81,502	70,205
Equipment [Member]
Operating Leased Assets [Line Items]
Total property and equipment	37,257	37,230
Property and Equipment, Net [Member]
Operating Leased Assets [Line Items]
Total property and equipment	260,249	248,036
Less: accumulated depreciation	(30,093)	(28,093)
Property and equipment, net	$ 230,156	$ 219,943